Financial Risk Management - Schedule of Reconciliation by Risk Category of Components of Equity and Analysis of OCI Items and Net of Tax (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow hedges
Balance on January 1	$ 60,720	$ 130,624
Balance at December 31	(4,583)	60,720	$ 130,624
Hedge Reserve [Member]
Cash flow hedges
Balance on January 1	60,720	130,624	29,658
Changes in fair value	(102,873)	(120,038)	123,197
Amount reclassified to profit or loss	9,583	20,175	21,040
Changes in deferred tax asset	27,987	29,959	(43,271)
Balance at December 31	$ (4,583)	$ 60,720	$ 130,624